PROPERTY AND EQUIPMENT, NET - Narrative (Details) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017 CNY (¥) item	Jun. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥) item
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 349,008	¥ 334,735
Number of hotels demolished | item			2
Property and equipment written off			¥ 9,905
Gain (loss) on demolition of property and equipment			(7,205)
Reimbursements receivable			¥ 2,700
Number of hotels likely to be demolished | item	4
Property and equipment aggregate carrying amount	¥ 14,605